UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22885

(Investment Company Act file number)

Broadview Funds Trust

(Exact name of registrant as specified in charter)

330 East Kilbourn Avenue, Suite 1475

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

(414) 918-3900

(Registrant’s telephone number)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Date of fiscal year end:   September 30

Date of reporting period:   April 1, 2014 – June 30, 2014

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
BROADVIEW OPPORTUNITY FUND	June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (88.65%)
CONSUMER DISCRETIONARY (16.75%)
Consumer Durables & Apparel (4.59%)
Black Diamond, Inc.(a)	691,765	$7,761,603
Callaway Golf Co.	637,924	5,307,528
Tumi Holdings, Inc.(a)	614,800	12,375,924
Vince Holding Corp.(a)	318,600	11,667,132
Winnebago Industries, Inc.(a)	390,736	9,838,732

		46,950,919

Hotels, Restaurants & Leisure (0.28%)
International Game Technology	179,000	2,847,890

Media (6.15%)
Interpublic Group of Cos., Inc.	906,400	17,683,864
MDC Partners, Inc. -Class A	1,424,883	30,620,736
National CineMedia, Inc.	836,624	14,649,286

		62,953,886

Retailing (5.73%)
Hibbett Sports, Inc.(a)	247,550	13,409,783
Kate Spade & Co.(a)	382,528	14,589,618
Lululemon Athletica, Inc.(a)	212,400	8,597,952
Ulta Salon Cosmetics & Fragrance, Inc.(a)	139,200	12,724,272
Urban Outfitters, Inc.(a)	275,523	9,329,209

		58,650,834

CONSUMER STAPLES (0.45%)
Food (0.45%)
Annie’s, Inc.(a)	136,300	4,609,666

ENERGY (2.32%)
Capital Goods (0.62%)
Chicago Bridge & Iron Co. N.V.	92,900	6,335,780

Energy (1.70%)
Rowan Cos. PLC -Class A	248,500	7,934,605
Whiting Petroleum Corp.(a)	117,831	9,455,938

		17,390,543

FINANCIALS (6.46%)
Banks (4.47%)
CoBiz Financial, Inc.	1,047,746	11,284,224
Columbia Banking System, Inc.	125,838	3,310,798
First Midwest Bancorp, Inc.	418,400	7,125,352
Hancock Holding Co.	270,100	9,539,932
Zions Bancorporation	489,900	14,437,353

		45,697,659

Insurance (1.73%)
Arthur J. Gallagher & Co.	46,775	2,179,715
MGIC Investment Corp.(a)	1,667,075	15,403,773
Reinsurance Group of America, Inc.	1,646	129,869

		17,713,357

IT Services (0.26%)
Cardtronics, Inc.(a)	78,350	2,670,168

HEALTH CARE (14.71%)
Biotechnology (1.06%)
Exact Sciences Corp.(a)	636,675	10,842,575

Health Care Equipment & Services (12.14%)
Align Technology, Inc.(a)	95,350	5,343,414
Edwards Lifesciences Corp.(a)	157,050	13,481,172
HealthSouth Corp.	520,002	18,652,472
MedAssets, Inc.(a)	288,017	6,578,308
NxStage Medical, Inc.(a)	1,466,525	21,073,964

	Shares	Value
COMMON STOCKS (88.65%) (continued)
HEALTH CARE (14.71%) (continued)
Health Care Equipment & Services (12.14%) (continued)
Omnicare, Inc.	197,600	$13,154,232
PAREXEL International Corp.(a)	288,206	15,228,805
Select Medical Holdings Corp.	649,500	10,132,200
Universal Health Services, Inc. - Class B	215,900	20,674,584

		124,319,151

Pharmaceuticals, Biotechnology & Life Sciences (1.51%)
Meridian Bioscience, Inc.	748,160	15,442,023

INDUSTRIALS (24.05%)
Automobiles & Components (3.12%)
Gentex Corp.	608,400	17,698,356
Modine Manufacturing Co.(a)	456,617	7,187,152
Swift Transportation Co.(a)	281,300	7,097,199

		31,982,707

Capital Goods (13.44%)
Crane Co.	135,400	10,068,344
Douglas Dynamics, Inc.	558,268	9,836,682
Dynamic Materials Corp.	273,316	6,048,483
Hexcel Corp.(a)	578,329	23,653,656
Kennametal, Inc.	327,000	15,133,560
Masco Corp.	858,900	19,067,580
MasTec, Inc.(a)	212,200	6,540,004
Regal-Beloit Corp.	174,100	13,677,296
Stock Building Supply Holdings, Inc.(a)	538,101	10,616,733
Terex Corp.	355,200	14,598,720
Triumph Group, Inc.	36,600	2,555,412
Twin Disc, Inc.	172,790	5,710,710

		137,507,180

Commercial Services & Supplies (1.88%)
Kforce, Inc.	476,100	10,307,565
Robert Half International, Inc.	187,343	8,943,755

		19,251,320

Diversified Financials (2.54%)
Mobile Mini, Inc.	543,837	26,044,354

Electronics (0.73%)
FEI Co.	81,784	7,420,262

Machinery (1.60%)
Astec Industries, Inc.	183,000	8,030,040
Chart Industries, Inc.(a)	101,100	8,365,014

		16,395,054

Transportation (0.74%)
UTi Worldwide, Inc.	736,175	7,612,049

INFORMATION TECHNOLOGY (17.88%)
Retailing (1.51%)
Arrow Electronics, Inc.(a)	213,292	12,884,970
ScanSource, Inc.(a)	67,336	2,564,155

		15,449,125

Semiconductors & Semiconductor Equipment (2.56%)
MKS Instruments, Inc.	400,600	12,514,744
Veeco Instruments, Inc.(a)	366,600	13,659,516

		26,174,260

Software & Services (8.99%)
Infoblox, Inc.(a)	406,400	5,344,160
Informatica Corp.(a)	614,400	21,903,360
PTC, Inc.(a)	725,019	28,130,737
Qlik Technologies, Inc.(a)	347,700	7,864,974
Quality Systems, Inc.	476,604	7,649,494
SciQuest, Inc.(a)	420,750	7,443,068

	Shares	Value
COMMON STOCKS (88.65%) (continued)
INFORMATION TECHNOLOGY (17.88%) (continued)
Software & Services (8.99%) (continued)
TIBCO Software, Inc.(a)	680,700	$13,729,719

		92,065,512

Technology Hardware & Equipment (4.82%)
Ciena Corp.(a)	530,800	11,497,128
F5 Networks, Inc.(a)	151,302	16,861,095
Fortinet, Inc.(a)	592,346	14,885,655
Vocera Communications, Inc.(a)	462,482	6,104,762

		49,348,640

MATERIALS (6.03%)
Materials (6.03%)
Allegheny Technologies, Inc.	300,558	13,555,166
Celanese Corp. -Series A	242,550	15,591,114
Rockwood Holdings, Inc.	80,568	6,122,362
Sealed Air Corp.	345,300	11,798,901
Vulcan Materials Co.	229,300	14,617,875

		61,685,418

TOTAL COMMON STOCKS (COST $687,798,719)		907,360,332

SHORT-TERM SECURITY (11.44%)

MONEY MARKET FUND (11.44%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 7 Day Yield 0.040%	117,049,385	117,049,385

TOTAL SHORT-TERM SECURITY (COST $117,049,385)		117,049,385

TOTAL INVESTMENTS (100.09%) (COST $804,848,104)		1,024,409,717

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.09%)		(906,773)

NET ASSETS 100.00%		$1,023,502,944

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

Common Abbreviations:

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

See Notes to Quarterly Schedule of Investments

Broadview Opportunity Fund	Notes to Quarterly Schedule of Investments
June 30, 2014

1. ORGANIZATION

Broadview Funds Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 9, 2013 as a Delaware statutory trust. The Trust currently offers one series, the Broadview Opportunity Fund (the “Fund”). The Fund is a diversified portfolio with an investment objective to seek capital appreciation.

On November 25, 2013, shareholders of the FMI Focus Fund, a series of FMI Funds, Inc (the “Predecessor Fund”), approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to the Broadview Opportunity Fund, a series of Broadview Funds Trust, at the close of business on November 29, 2013. The Predecessor Fund commenced operations on December 16, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Directors. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of June 30, 2014 there were no securities that were internally fair valued. For financial reporting purposes, investment transactions are recorded on the trade date.

Securities Transactions and Related Investment Income — Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund have the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2014:

Broadview Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$907,360,332	$–	$–	$907,360,332
Short-Term Security	117,049,385	–	–	117,049,385

Total	$1,024,409,717	$–	$–	$1,024,409,717

*	See Schedule of Investments for industry classification.

There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. For the period ended June 30, 2014, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. There have been no significant changes to the Fund’s fair value methodology.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at June 30, 2014 is as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Broadview Opportunity Fund	$807,124,739	$238,222,491	$(20,937,513)	$217,284,978

The difference between book basis and tax basis net unrealized appreciation for the Broadview Opportunity Fund is attributable to wash sales.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadview Funds Trust

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard E. Lane
Richard E. Lane, President
(Principal Executive Officer)
Date:	August 28, 2014

By:	/s/ Aaron J. Garcia
Aaron J. Garcia, Chief Financial Officer
(Principal Financial Officer)
Date:	August 28, 2014